Related Party Disclosures - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company	£ 0	£ 0
Shares purchased by the EBT	0	0
Cash held by employee benefit trust	£ 17,241		£ 17,741
Ordinary Shares [member]
Disclosure of transactions between related parties [line items]
Stock held by employee benefit trust	0	78,225